Derivative Financial Instruments - Fair Value of Outstanding Derivative Contracts in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Derivatives designated as hedging instruments
Derivatives, Fair Value [Line Items]
Total asset derivatives	$ 1.2	$ 0.1
Total liability derivatives	3.3	1.6
Derivatives designated as hedging instruments | Interest Rate Swap [Member] | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives	0.4	0.0
Derivatives designated as hedging instruments | Interest Rate Contract [Member] | Accounts payable and other current liabilities
Derivatives, Fair Value [Line Items]
Total liability derivatives	0.5	0.8
Derivatives designated as hedging instruments | Interest Rate Contract [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total liability derivatives	0.2	0.4
Derivatives designated as hedging instruments | Commodity swap and option agreements | Receivables, net
Derivatives, Fair Value [Line Items]
Total asset derivatives	0.6	0.1
Derivatives designated as hedging instruments | Foreign exchange contracts | Receivables, net
Derivatives, Fair Value [Line Items]
Total asset derivatives	0.2	0.0
Derivatives designated as hedging instruments | Foreign exchange contracts | Accounts payable and other current liabilities
Derivatives, Fair Value [Line Items]
Total liability derivatives	2.3	0.2
Derivatives designated as hedging instruments | Foreign exchange contracts | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total liability derivatives	0.3	0.1
Derivatives designated as hedging instruments | Commodity contracts | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total liability derivatives		0.0	$ 0.1
Derivatives not designated as hedging instrument
Derivatives, Fair Value [Line Items]
Total asset derivatives	1.5	0.2
Total liability derivatives	3.3	1.7
Derivatives not designated as hedging instrument | Foreign exchange forward agreements | Accounts payable and other current liabilities
Derivatives, Fair Value [Line Items]
Total liability derivatives	0.0	0.1
Derivatives not designated as hedging instrument | Foreign exchange contracts | Receivables, net
Derivatives, Fair Value [Line Items]
Total asset derivatives	$ 0.3	$ 0.1